Quarterly Holdings Report
for
Fidelity Freedom® 2040 Fund
December 31, 2025
F40-NPRT3-0226
1.811349.121
Bond Funds - 14.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,325,156	13,039,531
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,929,520	14,625,764
Fidelity Series Emerging Markets Debt Fund (b)	18,902,793	161,240,825
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	4,985,397	47,560,688
Fidelity Series Floating Rate High Income Fund (b)	3,085,429	27,151,774
Fidelity Series High Income Fund (b)	17,874,036	159,257,660
Fidelity Series International Credit Fund (b)	1,237,359	10,455,685
Fidelity Series International Developed Markets Bond Index Fund (b)	98,695,583	836,938,545
Fidelity Series Investment Grade Bond Fund (b)	185,732,028	1,892,609,364
Fidelity Series Long-Term Treasury Bond Index Fund (b)	292,868,088	1,578,558,992
Fidelity Series Real Estate Income Fund (b)	2,778,207	28,087,670
TOTAL BOND FUNDS (Cost $5,264,330,521)		4,769,526,498

Domestic Equity Funds - 48.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	42,920,695	597,456,079
Fidelity Series Blue Chip Growth Fund (b)	71,614,572	1,645,702,870
Fidelity Series Commodity Strategy Fund (b)	2,255,494	218,219,009
Fidelity Series Growth Company Fund (b)	107,974,422	2,943,382,733
Fidelity Series Intrinsic Opportunities Fund (b)	35,927,828	381,912,812
Fidelity Series Large Cap Stock Fund (b)	109,582,876	2,925,862,781
Fidelity Series Large Cap Value Index Fund (b)	47,858,271	872,456,276
Fidelity Series Opportunistic Insights Fund (b)	68,872,528	1,756,938,201
Fidelity Series Small Cap Core Fund (b)	6,395,603	86,468,547
Fidelity Series Small Cap Discovery Fund (b)	22,568,312	248,025,744
Fidelity Series Small Cap Opportunities Fund (b)	34,489,304	559,416,513
Fidelity Series Stock Selector Large Cap Value Fund (b)	134,013,494	1,945,875,933
Fidelity Series Value Discovery Fund (b)	103,965,997	1,770,540,936
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,053,420,642)		15,952,258,434

International Equity Funds - 35.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	54,019,496	1,066,885,050
Fidelity Series Emerging Markets Fund (b)	61,852,041	726,142,957
Fidelity Series Emerging Markets Opportunities Fund (b)	118,332,766	2,916,902,687
Fidelity Series International Growth Fund (b)	114,453,294	2,187,202,440
Fidelity Series International Small Cap Fund (b)	21,432,959	383,435,640
Fidelity Series International Value Fund (b)	141,042,747	2,200,266,861
Fidelity Series Overseas Fund (b)	146,627,895	2,189,154,479
Fidelity Series Select International Small Cap Fund (b)	1,864,758	25,770,956
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,955,716,226)		11,695,761,070

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/15/2026 (d)	3.90	2,430,000	2,426,894
US Treasury Bills 0% 1/22/2026 (d)	3.80 to 3.83	40,540,000	40,459,971
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	31,940,000	31,855,653
US Treasury Bills 0% 3/12/2026 (d)	3.61 to 3.64	330,000	327,757
US Treasury Bills 0% 3/19/2026 (d)	3.56	4,830,000	4,794,040
US Treasury Bills 0% 3/5/2026 (d)	3.65 to 3.67	1,220,000	1,212,573
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,056,448)			81,076,888

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	36,096,053	36,103,272
Fidelity Series Government Money Market Fund (b)(f)	3.84	143,244,514	143,244,514
TOTAL MONEY MARKET FUNDS (Cost $179,348,804)			179,347,786

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,533,872,641)	32,677,970,676
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(16,644,829)
NET ASSETS - 100.0%	32,661,325,847

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	240	3/2026	34,825,200	26,140

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	12,402	3/2026	1,423,323,281	(8,079,229)
CBOT US Treasury Long Bond Contracts (United States)	2,126	3/2026	244,955,063	(2,835,518)

TOTAL INTEREST RATE CONTRACTS				(10,914,747)

TOTAL LONG				(10,888,607)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	2,400	3/2026	299,760,000	5,693,858
CME E-Mini S&P 500 Index Contracts (United States)	1,243	3/2026	428,368,875	(193,168)
ICE MSCI Emerging Markets Index Contracts (United States)	438	3/2026	30,909,660	5,458

TOTAL SHORT				5,506,148

TOTAL FUTURES CONTRACTS				(5,382,459)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $80,817,220.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	123,416,986	467,281,142	554,594,753	1,590,937	915	(1,018)	36,103,272	36,096,053	0.1%
Total	123,416,986	467,281,142	554,594,753	1,590,937	915	(1,018)	36,103,272

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	13,807,022	831,526	1,454,287	520,457	30,181	(174,911)	13,039,531	1,325,156
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	13,229,265	2,565,035	846,899	630,407	(41,301)	(280,336)	14,625,764	1,929,520
Fidelity Series All-Sector Equity Fund	468,920,856	75,868,142	46,343,460	31,889,204	5,403,266	93,607,275	597,456,079	42,920,695
Fidelity Series Blue Chip Growth Fund	1,362,877,566	118,126,033	270,600,643	61,358,642	31,139,085	404,160,829	1,645,702,870	71,614,572
Fidelity Series Canada Fund	721,456,322	221,564,497	50,816,063	21,549,489	11,358,052	163,322,242	1,066,885,050	54,019,496
Fidelity Series Commodity Strategy Fund	55,583,358	162,891,394	3,049,423	1,680,932	98,489	2,695,191	218,219,009	2,255,494
Fidelity Series Emerging Markets Debt Fund	141,074,995	18,000,361	8,003,303	6,997,115	338,068	9,830,704	161,240,825	18,902,793
Fidelity Series Emerging Markets Debt Local Currency Fund	42,853,585	3,981,294	2,264,558	3,104,195	31,295	2,959,072	47,560,688	4,985,397
Fidelity Series Emerging Markets Fund	628,036,770	42,621,750	119,514,557	17,546,536	14,102,569	160,896,425	726,142,957	61,852,041
Fidelity Series Emerging Markets Opportunities Fund	2,513,662,805	140,026,590	448,389,266	73,076,080	65,823,941	645,778,617	2,916,902,687	118,332,766
Fidelity Series Floating Rate High Income Fund	26,518,404	2,237,666	1,481,191	1,611,305	(4,575)	(118,530)	27,151,774	3,085,429
Fidelity Series Government Money Market Fund	-	144,406,245	1,161,731	443,752	-	-	143,244,514	143,244,514
Fidelity Series Growth Company Fund	2,482,060,509	371,373,989	635,072,783	279,372,635	135,932,943	589,088,075	2,943,382,733	107,974,422
Fidelity Series High Income Fund	149,158,394	11,998,191	8,216,349	8,615,773	247,849	6,069,575	159,257,660	17,874,036
Fidelity Series International Credit Fund	10,149,142	471,259	239,569	471,259	2,218	72,635	10,455,685	1,237,359
Fidelity Series International Developed Markets Bond Index Fund	612,090,052	274,572,340	35,740,517	29,793,274	144,666	(14,127,996)	836,938,545	98,695,583
Fidelity Series International Growth Fund	1,883,784,994	303,265,307	141,370,533	173,751,987	30,171,399	111,351,273	2,187,202,440	114,453,294
Fidelity Series International Small Cap Fund	380,313,432	55,677,848	82,160,054	51,196,335	15,047,823	14,556,591	383,435,640	21,432,959
Fidelity Series International Value Fund	2,027,004,933	266,778,971	392,975,986	223,924,856	114,434,558	185,024,385	2,200,266,861	141,042,747
Fidelity Series Intrinsic Opportunities Fund	358,059,450	48,510,865	35,131,741	42,069,065	1,040,878	9,433,360	381,912,812	35,927,828
Fidelity Series Investment Grade Bond Fund	1,422,583,509	590,093,108	141,521,736	54,485,097	2,908,992	18,545,491	1,892,609,364	185,732,028
Fidelity Series Large Cap Stock Fund	2,446,123,407	394,930,306	377,570,601	273,049,156	67,072,160	395,307,509	2,925,862,781	109,582,876
Fidelity Series Large Cap Value Index Fund	747,627,595	115,790,757	67,031,871	29,360,360	9,078,768	66,991,027	872,456,276	47,858,271
Fidelity Series Long-Term Treasury Bond Index Fund	1,467,510,504	270,309,476	128,275,728	44,279,071	(20,702,706)	(10,282,554)	1,578,558,992	292,868,088
Fidelity Series Opportunistic Insights Fund	1,476,109,039	307,020,627	193,557,954	246,587,739	34,100,636	133,265,853	1,756,938,201	68,872,528
Fidelity Series Overseas Fund	1,895,980,826	331,344,045	116,537,596	183,186,933	22,460,904	55,906,300	2,189,154,479	146,627,895
Fidelity Series Real Estate Income Fund	27,235,553	1,988,244	1,501,487	1,361,841	9,981	355,379	28,087,670	2,778,207
Fidelity Series Select International Small Cap Fund	5,015,376	17,538,636	566,971	746,410	76,207	3,707,708	25,770,956	1,864,758
Fidelity Series Small Cap Core Fund	76,591,333	1,606,480	10,345,917	699,620	122,698	18,493,953	86,468,547	6,395,603
Fidelity Series Small Cap Discovery Fund	227,532,561	27,773,495	24,326,892	24,076,034	526,849	16,519,731	248,025,744	22,568,312
Fidelity Series Small Cap Opportunities Fund	501,365,252	33,770,066	80,894,195	24,636,480	11,232,714	93,942,676	559,416,513	34,489,304
Fidelity Series Stock Selector Large Cap Value Fund	1,661,292,177	335,040,207	168,256,675	140,337,439	14,774,167	103,026,057	1,945,875,933	134,013,494
Fidelity Series Value Discovery Fund	1,532,352,636	267,537,311	167,942,067	97,322,834	19,389,831	119,203,225	1,770,540,936	103,965,997
	27,377,961,622	4,960,512,061	3,763,162,603	2,149,732,312	586,352,605	3,399,126,831	32,560,790,516

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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